Financial statements of Barclays PLC, Parent company accounts - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Loans and advances to subsidiaries	£ 342,632	£ 339,115
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Other assets	2,622	3,089
Total Assets	1,349,514	1,140,229
Liabilities
Deposits at amortised cost	481,036	415,787
Subordinated liabilities	16,341	18,156
Debt securities in issue	75,796	76,369
Financial liabilities designated at fair value	249,765	204,326
Other liabilities	8,662	8,505
Total liabilities	1,282,632	1,074,569
Equity
Other equity instruments	11,172	10,871
Other reserves	4,461	4,760
Retained earnings	45,527	44,204
Total equity	66,882	65,660
Total liabilities and equity	1,349,514	1,140,229
Barclays PLC [member]
Assets
Investments in subsidiaries	58,886	59,546
Loans and advances to subsidiaries	24,710	28,850
Financial assets at fair value through the income statement	17,521	10,348
Derivative financial instruments	7	58
Other assets	65	2
Total Assets	101,189	98,804
Liabilities
Deposits at amortised cost	482	500
Subordinated liabilities	7,724	7,656
Debt securities in issue	28,428	30,564
Financial liabilities designated at fair value	9,507	3,498
Other liabilities	176	119
Total liabilities	46,317	42,337
Equity
Called up share capital	4,340	4,331
Share premium account	297	263
Other equity instruments	11,169	10,865
Other reserves	394	394
Retained earnings	38,672	40,614
Total equity	54,872	56,467
Total liabilities and equity	£ 101,189	£ 98,804